Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of comprehensive income [abstract]
Gross revenue		$ 729,694		$ 67,279	[1]	$ 73,321
Excise taxes		17,497		11,151	[1]	12,403
Net revenue		712,197		56,128	[1]	60,918
Cost of sales	[1]	558,089		50,612		51,740
Inventory impairment and obsolescence		7,012		16,978	[1]	45,913
Gross margin before fair value adjustments		147,096		(11,462)	[1]	(36,735)
Change in fair value of biological assets		(1,309)		4,708	[1]	5,432
Change in fair value realized through inventory		(5,412)		(2,247)	[1]	(18,566)
Gross margin		140,375		(9,001)	[1],[2]	(49,869)
Interest and fee revenue		16,739		13,149	[1]	0
Investment loss		(65,164)		(44,501)	[1]
Share of profit (loss) of equity-accounted investees		(43,002)		32,913	[1]	0
General and administrative	[1]	140,168		38,043		32,029
Sales and marketing		8,417		5,043	[1]	5,737
Research and development		2,448		2,446	[1]	488
Depreciation and amortization	[1]	40,945		5,287	[2]	4,711
Share-based compensation		9,671		12,307	[1]	8,566
Restructuring costs		(670)		874	[1]	6,470
Asset impairment		196,033		60,000	[1]	79,191
Government subsidies				(2,180)	[1]	(4,128)
Loss (gain) on cancellation of contracts		(290)		5,116	[1]	2,471
Loss from operations		(347,774)		(134,376)	[1]	(185,404)
Transaction costs		(1,352)		(17,566)	[1]	(3,587)
Finance costs, net		(41,314)		(3,756)	[1]	(3,819)
Change in estimate of fair value of derivative warrants		10,783		(77,834)	[1]	(12,995)
Foreign exchange gain (loss)		(19)		531	[1]	(1,000)
Gain (loss) on disposition of assets		(94)		235	[1]	488
Other expenses	[1]			(1,932)
Loss before income tax		(379,770)		(234,698)	[1],[2]	(206,317)
Income tax recovery	[1]	7,342		7,914
Net loss from continuing operations		(372,428)	[3]	(226,784)	[1]	(206,317)	[3]
Net loss from discontinued operations						(33,627)
Net loss		(372,428)		(226,784)	[1]	(239,944)
Equity-accounted investees - share of other comprehensive income, net of tax		24,581		7,607	[1]
Gain on translation of foreign operations						600
Comprehensive loss		(347,847)		(219,177)	[1]	(239,344)
Net loss from continuing operations attributable to:
Owners of the company	[1]	(335,114)		(226,984)		(199,619)
Non-controlling interest		(37,314)		200	[1]	(6,698)
Net loss from continuing operations		(372,428)	[3]	(226,784)	[1]	(206,317)	[3]
Net income (loss) attributable to:
Owners of the company	[1]	(335,114)		(226,984)		(233,246)
Non-controlling interest		(37,314)		200	[1]	(6,698)
Net loss		(372,428)		(226,784)	[1]	(239,944)
Comprehensive income (loss) attributable to:
Owners of the company	[1]	(310,533)		(219,377)		(232,646)
Non-controlling interest		(37,314)		200	[1]	(6,698)
Comprehensive loss		$ (347,847)		$ (219,177)	[1]	$ (239,344)
Net loss per common share attributable to owners of the company
Basic and diluted		$ (1.46)		$ (1.22)	[1]	$ (10.67)

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustments to provisional amounts — refer to note 5(b)
[3]	Adjustment to provisional amounts — refer to note 5(b).